Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Option Activity Under the Plan

The following summarizes option activity under the Plan:

	Outstanding Options
	Outstanding Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)	(in thousands)
Balances as of December 31, 2018	3,597,638	$4.40	9.5	$15,056
Options granted	1,472,323	$14.47
Options exercised	(255,213)	$2.40
Options cancelled	(223,944)	$4.72

Balances as of June 30, 2019	4,590,804	$7.73	9.1	151,371

Options vested and exercisable as of June 30, 2019	578,836	$3.80	7.2	$21,360

The majority of options outstanding at December 31, 2018 had vesting periods of four years.

	Outstanding Options
	Shares Subject to Outstanding Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)
Balances as of December 31, 2017	584,019	$1.92	9.0	$743
Options granted	3,099,984	$4.81
Options exercised	(43,774)	$1.74
Options cancelled	(42,591)	$3.20

Balances as of December 31, 2018	3,597,638	$4.40	9.5	$15,056

Options vested and exercisable as of December 31, 2018	428,481	$2.53	8.1	$2,596

Schedule of Fair Values of Employee Stock Options Granted

The fair values of the employee stock options granted under the Plan were estimated using the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Risk-free interest rate	2.29%	2.79%	2.42%	2.79%
Volatility	83.1%	82.5%	80.6%	82.5%
Expected term (in years)	6.00	6.07	6.04	6.04
Dividend yield	—%	—%	—%	—%

The fair values of the employee stock options granted under the Plan during 2017 and 2018 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31,
	2017	2018
Risk-free interest rate	1.94 - 2.22%	2.61 - 3.10%
Volatility	91.3%	80.4 - 82.5%
Expected term (in years)	5.00 -6.08	5.77 - 6.08
Dividend yield	—%	—%

Schedule of Stock Based Compensation Expense

Stock-based compensation expense, net of forfeitures, is reflected in the statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Research and development	$1,292	$76	$2,281	$117
General and administrative	1,767	61	2,704	105

Total stock-based compensation	$3,059	$137	$4,985	$222

Stock-based compensation expense, net of forfeitures, is reflected in the statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2017	2018
Research and development	$160	$556
General and administrative	184	591

Total stock-based compensation	$344	$1,147

Schedule Schedule of Common Stock Reserved for Future

Common stock reserved for future issuance consists of the following:

	June 30, 2019	December 31, 2018
Conversion of preferred stock outstanding	—	16,993,194
Common stock options outstanding	4,590,804	3,597,638
Shares available for issuance under the Plan	3,404,401	1,816,266

Total	7,995,205	22,407,098

Common stock reserved for future issuance consists of the following:

	December 31,
	2017	2018
Conversion of preferred stock outstanding	10,165,120	16,993,194
Common stock options outstanding	584,019	3,597,638
Shares available for issuance under the Plan	931,336	1,816,266

Total	11,680,475	22,407,098